N-2 - USD ($)			12 Months Ended
		Mar. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Cover [Abstract]
Entity Central Index Key		0001258623
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		EATON VANCE SENIOR FLOATING RATE TRUST
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

	Year Ended October 31,
	2023	2022	2021	2020	2019
Net asset value - Beginning of year (Common shares)	$12.280	$14.300	$13.500	$14.510	$15.370
Income (Loss) From Operations
Net investment income(1)	$ 1.448	$ 0.917	$ 0.721	$ 0.816	$ 0.987
Net realized and unrealized gain (loss)	0.441	(1.934)	0.907	(0.874)	(0.796)
Distributions to preferred shareholders From net investment income(1)	(0.203)	(0.045)	(0.003)	(0.028)	(0.072)
Total income (loss) from operations	$ 1.686	$(1.062)	$ 1.625	$(0.086)	$ 0.119
Less Distributions to Common Shareholders
From net investment income	$(1.196)	$(0.875)	$(0.806)	$(0.924)	$(0.979)
Tax return on capital	—	(0.100)	(0.056)	—	—
Total distributions to common shareholders	$(1.196)	$(0.975)	$(0.862)	$(0.924)	$(0.979)
Premium from common shares sold through shelf offering(1)	$ —	$ 0.017	$ 0.001	$ —	$ —
Discount on tender offer(1)	$ —	$ —	$ 0.036	$ —	$ —
Net asset value — End of year (Common shares)	$ 12.770	$ 12.280	$ 14.300	$ 13.500	$ 14.510
Market value — End of year (Common shares)	$ 11.640	$ 11.170	$ 14.900	$ 11.900	$ 12.910
Total Investment Return on Net Asset Value(2)	15.09%	(7.26)%	12.69%	0.42%	1.69%
Total Investment Return on Market Value(2)	15.34%	(19.10)%	33.21%	(0.52)%	3.55%
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$372,481	$358,405	$403,589	$497,341	$534,714
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees	1.34%	1.37%	1.33%	1.32%	1.28%
Interest and fee expense(7)	1.95%	0.81%	0.46%	0.78%	1.40%
Total expenses	3.29%(8)	2.18%(8)	1.79%	2.10%	2.68%
Net investment income	11.37%	6.83%	5.05%	6.03%	6.64%
Portfolio Turnover	24%	12%	66%	30%	28%
Senior Securities:
Total notes payable outstanding (in 000’s)	$110,000	$133,000	$120,000	$223,000	$218,000
Asset coverage per $1,000 of notes payable(9)	$ 5,076	$ 4,265	$ 4,995	$ 3,570	$ 3,801
Total preferred shares outstanding	3,032	3,032	3,032	3,032	3,032
Asset coverage per preferred share(10)	$ 75,134	$ 67,924	$ 76,531	$ 66,612	$ 70,501
Involuntary liquidation preference per preferred share(11)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Approximate market value per preferred share(11)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value - Beginning of year (Common shares)	$15.210	$14.860	$14.350	$15.330	$15.810
Income (Loss) From Operations
Net investment income(1)	$ 0.885	$ 0.898	$ 0.963	$ 0.943	$ 0.925
Net realized and unrealized gain (loss)	0.153	0.359	0.459	(0.979)	(0.414)
Distributions to preferred shareholders From net investment income(1)	(0.066)	(0.034)	(0.019)	(0.006)	(0.004)
Discount on redemption and repurchase of auction preferred shares(1)	0.044	—	0.048	—	—
Total income (loss) from operations	$ 1.016	$ 1.223	$ 1.451	$(0.042)	$ 0.507
Less Distributions to Common Shareholders
From net investment income	$(0.856)	$(0.873)	$(0.941)	$(0.938)	$(0.987)
Total distributions to common shareholders	$(0.856)	$(0.873)	$(0.941)	$(0.938)	$(0.987)
Premium from common shares sold through shelf offering(1)	$ —	$ —	$ —	$ —	$ —
Net asset value — End of year (Common shares)	$ 15.370	$ 15.210	$ 14.860	$ 14.350	$ 15.330
Market value — End of year (Common shares)	$ 13.430	$ 14.550	$ 14.150	$ 12.970	$ 14.050
Total Investment Return on Net Asset Value(2)	7.25%(3)	8.54%	11.31%(4)	0.15%	3.60%
Total Investment Return on Market Value(2)	(2.04)%	9.04%	17.27%	(1.24)%	(4.99)%
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$566,490	$560,431	$547,620	$528,561	$564,827
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.31%	1.34%	1.38%	1.39%	1.36%
Interest and fee expense(7)	1.06%	0.75%	0.49%	0.42%	0.40%
Total expenses	2.37%	2.09%	1.87%	1.81%	1.76%
Net investment income	5.78%	5.93%	6.84%	6.27%	5.89%
Portfolio Turnover	32%	42%	35%	32%	35%
Senior Securities:
Total notes payable outstanding (in 000’s)	$222,000	$199,000	$198,000	$208,000	$210,000
Asset coverage per $1,000 of notes payable(9)	$ 3,893	$ 4,298	$ 4,250	$ 4,172	$ 4,315
Total preferred shares outstanding	3,032	3,836	3,836	5,252	5,252
Asset coverage per preferred share(10)	$ 72,558	$ 72,511	$ 71,584	$ 63,946	$ 66,374
Involuntary liquidation preference per preferred share(11)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Approximate market value per preferred share(11)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(3)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 6.94%.
(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 10.95%.
(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.
(7)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust’s investment in the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (equal to less than 0.005% of average daily net assets for the years ended October 31, 2023 and 2022).
(9)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(10)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 301%, 272%, 306%, 266%, 282%, 290%, 290%, 286%, 256% and 265% at October 31, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015 and 2014, respectively.
(11)	Plus accumulated and unpaid dividends.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

Senior Securities Amount			$ 110,000	$ 133,000	$ 120,000	$ 223,000	$ 218,000	$ 222,000	$ 199,000	$ 198,000	$ 208,000	$ 210,000
Senior Securities Coverage per Unit	[1]		$ 5,076	$ 4,265	$ 4,995	$ 3,570	$ 3,801	$ 3,893	$ 4,298	$ 4,250	$ 4,172	$ 4,315
Preferred Stock Liquidating Preference	[2]		25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit	[2]		$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000

[1]	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
[2]	Plus accumulated and unpaid dividends.